UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ReachCapital Management, LLC
Address: 500 Mamaroneck Avenue

         Harrison, New York  10528

13F File Number:  28-10417

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lana Ostrovsky
Title:     CFO
Phone:     914-899-3665

Signature, Place, and Date of Signing:

     Lana Ostrovsky     Harrison, NY     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $21,000 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ELAN CORP                      SPONSORED ADR    284131208     6157   248880 SH                              248880
MILLICOM INTL                  SHARES NEW       L6388F110     2678   122460 SH                              122460
PETRODAZAKHSTAN INC            SPONSORED ARD    71649P102     2648    97450 SH                               97450
SBS BROADCASTING               ORD              L8137F102     5844   190250 SH                              190250
TELESYSTEM INTL                COMMON NEW       879946606     3673   372990 SH                              372990